FARM BUREAU LIFE INSURANCE COMPANY
FARM BUREAU MUTUAL FUNDS

5400 UNIVERSITY AVENUE
WEST DES MOINES, IOWA 50266      FARM BUREAU FINANCIAL SERVICES LOGO





      EquiTrust
      Variable Insurance
      Series Fund

                                                         FARM BUREAU LOGO
         SEMI-ANNUAL REPORT
         JUNE 30, 1998

         INVESTMENT MANAGER AND
         PRINCIPAL UNDERWRITER

         EQUITRUST INVESTMENT MANAGEMENT
         SERVICES, INC.

         5400 UNIVERSITY AVENUE
         WEST DES MOINES, IA 50266

         1-800-247-4170 (OUTSIDE IOWA)
         1-800-422-3175 (IN IOWA)
               225-5586 (DES MOINES)
         This report is not to be distributed
         unless preceded or accompanied by
         a prospectus.

PRESIDENT'S LETTER



Dear Shareholder:

     For the six-month period ended June 30, 1998, the S&P 500 was up 17.6% on a total return basis. The Dow Jones Industrial Average (DJIA) rose 14.1% during the same period, while the Russell 2000 small cap index was up only 4.9% through June (each of these returns assumes reinvestment of dividends).

     Total return for long-term Treasury bonds exceeded 6% for the period, as rising bond prices caused yields to decline roughly three-tenths of one percent by June 30th. The already flat yield curve has flattened even further. During the first half of 1998, the incremental yield for extending from 2-year to 10-year maturities went from 15 hundredths of one percent to minus 3 tenths (i.e. the 10-year yield was less than the 2-year). While nominal yields are the lowest observed in the last 20 to 30 years, real yields (inflation adjusted) are not. Inflation, as measured by the Consumer Price Index (CPI), remains stable. The twelve-month CPI through May was 1.69% and 0.93% as of June 30th. The Federal Reserve remains concerned, however, that tight labor market conditions may lead to outsized wage gains, which could in turn accelerate consumer price inflation.

     The Federal Reserve has enacted no change in short-term interest rates since March of 1997 and seems unlikely to do so in the near future. The domestic economy viewed in isolation would likely have given Federal Reserve Chairman Alan Greenspan justification for a "pre-emptive strike" against inflation. The United States is facing tight labor market conditions and a stock market that some consider irrationally exuberant, or at least potentially so. But when the camera rolls back to a bigger, more global perspective, the picture becomes less clear. Alan Greenspan is increasingly assuming the role of central banker for the world. In his own words, a tightening by the Fed "could have outsized effects on very sensitive financial markets in Asia."

     The financial markets have focused most of their attention on Asia during recent months. The Asian crisis is not stabilizing as rapidly as the Mexican Peso crisis that took place in 1995. In late July, Federal Reserve Chairman Alan Greenspan told Congress that the Asian crisis "has shown no evidence of stabilization at this point."

     Even now, the damage is not limited to Asia. Resultant falling commodity prices are straining Latin American economies dependent on natural resource sales for a large portion of government revenues. The impact of falling commodity prices can be felt at home as well. Prices for agricultural commodities have suffered due to diminished Asian demand and industrial commodities have been adversely affected. Copper is down 35% over the past year, at its lowest level since 1987. Crude oil plummeted from $20 in the first quarter of 1997 to under $14 recently, a drop of more than 30%. In many instances, stock prices for companies in these industries or those who serve them are down by nearly 50% from 52-week highs.

     To the extent that the outcome of the Asian crisis depends on political decisions, the potential impact on domestic financial markets cannot be gauged with any certainty. As always, our value-oriented investment strategies are to assess the risk-adjusted potential for long-term returns by seeking to use the market's uncertainty to our shareholders' advantage. The following paragraphs describe how we are seeking to strike a balance between the risks we see and potential long-term returns for the various Equitrust Variable Insurance Series Fund Portfolios:

     VALUE GROWTH: The recent market squall has adversely affected the current returns. Suffering the most during this market decline have been energy-related stocks, as the market seems to be very skeptical about the future outlook for oil and gas prices. The Standard & Poor's Drilling and Equipment Index is down over 20%, while the S&P 500 is up over 15%. The selling of these issues was sparked by fears of lower oil industry capital expenditures in 1998, due to sharply lower oil prices. Although a reduction in near-term capital spending is occurring, we believe that drilling activity will continue to increase in the long-term, and as a result, these stocks are on the "bargain table." At today's depressed prices, they are selling at about one-half of their replacement value (the cost of building new rigs today to match the current fleet). It would appear that once this selling pressure abates, the upside potential for these companies is 50-100%.

     Most recently, after appreciating approximately 25% through March, drilling stocks held in this Portfolio have suffered a severe reversal in price. One of the stronger performing companies we own is Transocean Offshore, Inc. Transocean provides contract drilling services for offshore oil and gas wells, primarily in the North Sea, Gulf of Mexico, Persian Gulf, West Africa, and off the coasts of Brazil, Egypt, and India. Its focus is on technically demanding deepwater/harsh environment drilling. Transocean is doing well despite soft oil prices. Average dayrates (daily rental for rigs in dollars) for the company's fleet of semisubmersible rigs and drillships increased to nearly $113,000 in the first quarter, up about 30% from a year ago, yet the stock is down from a high of $60 to a yearly low of $35.

     The company has firm contract commitments from Chevron and Unocal for a total of $745 million on two new ultra-deepwater drillships currently under construction. The ships, which will be capable of drilling at depths down to 10,000 feet and will cost in excess of $300 million each, are scheduled for completion in the year 2000. We think the limited supply of rigs capable of drilling in deepwater and harsh environments will support high utilization (number of rigs working, expressed as a percentage of 100) and dayrates for Transocean's fleet in the coming years. The stock sells at 12 times the 1998 earnings estimate, versus the S&P, which sells at 24 times the 1998 earnings estimate. This stock is a good example of our value-oriented investment approach, by paying 50 cents for every dollar's worth of "business value." In other words, we believe the company is worth approximately $70/share. The only reason that it is this inexpensive, is because of the short-term pessimism relating to all energy stocks.

     Contrast Transocean at 12 times earnings, selling at half of replacement value, with Amazon.com, which now has a market capitalization of $5.4 billion (shares outstanding x market price) and exceeds the market capitalizations of the two largest U.S. booksellers, Barnes & Noble and Borders, combined. Moreover, Amazon has yet to produce one cent of net income and isn't expected to for a couple of years. Of course, by Internet standards, Amazon is a seasoned company now that it has been public for over 14 months. To us, this represents rampant speculation that is likely to lead to a severe downward adjustment. We believe that the business of making sure the U.S. has a secure daily energy supply is still the most important industry in our country, and if we ever have another energy shock (1974-1982 was the last one), it would reverberate more painfully through our economy today than it did in the 1970's. Oil and gas are still non-renewable sources of energy. When a barrel of oil is consumed, it is gone and cannot be replaced. In other words, current depletion is offsetting most supply additions, while long-term global demand is increasing. The

Value Growth Portfolio has invested in the energy area with the prospect that over the next 5-10 years the growth potential could be extremely rewarding.

     In addition to the drastic market sell-off of energy stocks, small- and mid-cap stocks have taken more than their fair share of a market drubbing. On the NASDAQ, according to CNN, an amazing 71% of stocks are down 30% or more. All in all, the Value Growth Portfolio has experienced its own bear market. However, while prices can and may go lower, we believe many of these issues are at give-away prices and selling at substantial discounts to their true business value. The likely scenario, as it has played out in the past, is that the blue chips may catch up on the downside. The timing of these developments remains to be seen.

     HIGH GRADE BOND: Treasury yields declined approximately 20- to 30-basis points, depending upon their maturity, during the six-month period ended June 30, 1998. For example, the 2-, 10- and 30-year Treasury issues yielded 5.64%, 5.74% and 5.92% respectively, as of December 31, 1997, and 5.48%, 5.45% and 5.63% as of June 30, 1998.

     At the present time, the yield curve is slightly inverted with the 10-year Treasury yielding less than the short-term Federal Funds rate of 5.50%. Because the market is already pricing in an imminent reduction in short-term rates by the Federal Reserve, the market could "sell-off" if the Federal Reserve holds rates steady. Given the crosscurrents of a strong domestic economy on the one hand, and low current inflation rates and the Asian economic crisis on the other, we feel the Federal Reserve will be on hold for at least several more months. Based on this outlook, we will continue to maintain the Portfolio's duration at a level below the Lehman Brothers Aggregate Index. As a result, our returns should continue to lag those of more aggressive funds in both up and down markets.

     HIGH YIELD BOND: During the past six months the high yield bond market slightly outperformed the high grade corporate bond market. The higher yields available on high yield bonds were significant enough to offset the widening of spreads on high yield issues that took place over this period. According to the DLJ High Yield Index, the average high yield spread was 359 basis points during the fourth quarter of 1997 compared to 409 basis points during June 1998. Despite this recent widening in spreads, the market remains at levels only slightly above recent historically low levels. These spread levels may be reasonable given the current low default rate on high yield bonds, the strong domestic economy and a vibrant equity market, but they leave little room for error. We will continue to focus on adding higher-rated non-investment grade, as well as investment grade issues, to the Portfolio.

     MANAGED: The Managed Portfolio's convertible holdings insulated it against the significant downdrafts that have been occurring in the broad market. The convertible exposure affords the portfolio downside protection in what is likely to be a highly volatile market. At the same time, our convertible exposure produces an attractive income stream averaging close to 4.5% before expenses. With the overall market performance suffering, income will likely regain its status as a meaningful component of total return (income + price appreciation). The recent market sell-off has created further opportunity for purchases of attractive convertibles. The stocks of many fine companies have fallen 25-50% from the highs of March. Some of these companies have convertibles available that are now becoming (as a result of the decline) very attractively priced. Dura Pharmaceuticals' common stock, which has fallen from a high of $53 to its current price of $24, has a 3.5% convertible debenture due July 15, 2002, that trades at $86, providing a current yield of 4.06% (coupon / price) and a yield to maturity (income + price growth to par) of over 7.5%. This is an attractive income and growth opportunity. Dura is a specialty respiratory pharmaceutical and pulmonary drug delivery company. The 7.5% yield to maturity, which is equivalent to a straight bond yield, should provide excellent downside protection, with long-term growth potential. We are looking for similar convertible opportunities in these extremely volatile markets and hope to capitalize on this development.

     MONEY MARKET: Alan Greenspan met before the Senate in July for his semi-annual "Humphrey Hawkins testimony" and delivered a message of neutrality. He indicated the U.S. economy is headed for a soft landing from its recent rapid growth rate, suggesting that central bankers won't raise - or lower - interest rates anytime soon. Reduced exports to Asia, the strike at General Motors Corporation and decreased stockpiling of unsold goods are slowing the economy from its 5.4% annual rate in the first quarter. With an outlook of neutrality, we are remaining in short defensive debt instruments such as high-grade commercial paper and agency discount notes.

     BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Edward M. Wiederstein
                                              EDWARD M. WIEDERSTEIN
                                              PRESIDENT

August 5, 1998

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 1998
(UNAUDITED)

                                                                                       HIGH
                                                                 VALUE GROWTH       GRADE BOND
                                                                  PORTFOLIO         PORTFOLIO
                                                                 ------------       ----------
ASSETS
Investments in securities, at value (cost -- $54,046,492;
  $7,103,056; $12,156,911; $56,507,992; $7,063,396; and
  $37,932,378, respectively) (Note 5).....................       $48,583,578        $7,362,564
Cash......................................................            81,274           117,629
Accrued dividends and interest receivable.................            42,979           122,995
Prepaid expense...........................................             1,657               208
                                                                 -----------        ----------
Total Assets..............................................       $48,709,488        $7,603,396
                                                                 ===========        ==========

LIABILITIES AND NET ASSETS
Liabilities:
  Accrued expenses........................................       $    11,998        $    8,142
                                                                 -----------        ----------
Total Liabilities.........................................            11,998             8,142

Net assets applicable to shares of beneficial interest
  (Note 4)................................................        48,697,490         7,595,254
                                                                 -----------        ----------
Total Liabilities and Net Assets..........................       $48,709,488        $7,603,396
                                                                 ===========        ==========
Shares issued and outstanding as of June 30, 1998.........         4,105,048           747,242

NET ASSET VALUE PER SHARE.................................       $     11.86        $    10.16
                                                                 ===========        ==========

See accompanying notes.

   HIGH
YIELD BOND          MANAGED         MONEY MARKET        BLUE CHIP
 PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO
-----------       -----------       ------------       -----------
$12,532,965       $55,160,859        $7,063,396        $51,563,761
     75,604           165,703           551,695            349,280
    219,659           274,092            12,130             60,609
        337             1,706               200              1,330
-----------       -----------        ----------        -----------
$12,828,565       $55,602,360        $7,627,421        $51,974,980
===========       ===========        ==========        ===========

$     8,844       $     8,844        $    8,621        $    12,949
-----------       -----------        ----------        -----------
      8,844             8,844             8,621             12,949

 12,819,721        55,593,516         7,618,800         51,962,031
-----------       -----------        ----------        -----------
$12,828,565       $55,602,360        $7,627,421        $51,974,980
===========       ===========        ==========        ===========
  1,247,406         4,452,803         7,618,800          1,434,863

$     10.28       $     12.49        $     1.00        $     36.21
===========       ===========        ==========        ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

                                                                                        HIGH
                                                              VALUE GROWTH           GRADE BOND
                                                               PORTFOLIO             PORTFOLIO
                                                              ------------           ----------
INVESTMENT INCOME
Dividends...................................................  $   199,673             $  7,800
Interest....................................................      293,437              214,779
                                                              -----------             --------
Total Investment Income.....................................      493,110              222,579
EXPENSES
Paid to EquiTrust Investment Management Services, Inc.:
  (Note 3)
  Investment advisory and management fees...................      107,256                9,316
  Accounting fees...........................................       11,917                1,553
Custodial fees..............................................        4,624                2,358
Legal fees..................................................          292                   37
Reports to shareholders.....................................        1,291                  622
Trustees' fees and expenses.................................          898                   80
Insurance and bonds.........................................           25                   65
Miscellaneous...............................................        1,786                1,825
                                                              -----------             --------
Total Expenses..............................................      128,089               15,856
Net Investment Income.......................................      365,021              206,723
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions.......    2,938,718               (2,362)
Change in unrealized appreciation/depreciation of
  investments...............................................   (6,374,937)              42,499
                                                              -----------             --------
Net Gain (Loss) on Investments..............................   (3,436,219)              40,137
                                                              -----------             --------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................  $(3,071,198)            $246,860
                                                              ===========             ========

See accompanying notes.

   HIGH
YIELD BOND         MANAGED         MONEY MARKET       BLUE CHIP
PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
----------       -----------       ------------       ----------
 $ 19,197        $   568,548         $      0         $  301,957
  384,624            676,480          166,956            122,230
 --------        -----------         --------         ----------
  403,821          1,245,028          166,956            424,187




   23,314            113,976            7,506             41,620
    2,590             12,664            1,501             10,405
    2,922              2,182            2,578              1,635
       63                251               43                256
      755                622              715              1,116
      187                944              111                719
      105                512               63                227
    1,657              2,195            1,935              1,371
 --------        -----------         --------         ----------
   31,593            133,346           14,452             57,349
  372,228          1,111,682          152,504            366,838



   22,397          1,231,254                             193,979
   66,118         (2,844,020)                          5,464,608
 --------        -----------         --------         ----------
   88,515         (1,612,766)               0          5,658,587
 --------        -----------         --------         ----------
 $460,743        $  (501,084)        $152,504         $6,025,425
 ========        ===========         ========         ==========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          VALUE GROWTH
                                                                           PORTFOLIO
                                                                --------------------------------
                                                                 SIX MONTHS
                                                                    ENDED            YEAR ENDED
                                                                JUNE 30, 1998       DECEMBER 31,
                                                                 (UNAUDITED)            1997
                                                                -------------       ------------
OPERATIONS
Net investment income.......................................     $   365,021        $   876,108
Net realized gain (loss) from investment transactions.......       2,938,718          2,628,392
Change in unrealized appreciation/depreciation of
  investments...............................................      (6,374,937)        (1,441,898)
                                                                 -----------        -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................      (3,071,198)         2,062,602
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 6)
Net investment income.......................................                           (869,530)
Net realized gain from investment transactions..............                         (2,981,975)
Distributions in excess of net realized gain from investment
  transactions..............................................                           (456,979)
                                                                 -----------        -----------
                                                                           0         (4,308,484)
CAPITAL SHARE TRANSACTIONS (Note 4).........................       8,302,767         18,523,352
                                                                 -----------        -----------
Total Increase in Net Assets................................       5,231,569         16,277,470
NET ASSETS
Beginning of period.........................................      43,465,921         27,188,451
                                                                 -----------        -----------
End of period (including undistributed net investment income
  as set forth below).......................................     $48,697,490        $43,465,921
                                                                 ===========        ===========
Undistributed Net Investment Income.........................     $   373,331        $     8,310
                                                                 ===========        ===========

See accompanying notes.

        HIGH GRADE BOND                        HIGH YIELD BOND
           PORTFOLIO                              PORTFOLIO
--------------------------------       --------------------------------
 SIX MONTHS                             SIX MONTHS
    ENDED            YEAR ENDED            ENDED            YEAR ENDED
JUNE 30, 1998       DECEMBER 31,       JUNE 30, 1998       DECEMBER 31,
 (UNAUDITED)            1997            (UNAUDITED)            1997
-------------       ------------       -------------       ------------
 $  206,723          $  293,404         $   372,228         $  552,718
     (2,362)              9,918              22,397             64,050
     42,499             122,117              66,118            208,688
 ----------          ----------         -----------         ----------

    246,860             425,439             460,743            825,456



   (206,723)           (293,404)           (372,228)          (552,718)
                                                               (52,004)

 ----------          ----------         -----------         ----------
   (206,723)           (293,404)           (372,228)          (604,722)
  2,180,737           1,707,790           4,107,960          2,473,420
 ----------          ----------         -----------         ----------
  2,220,874           1,839,825           4,196,475          2,694,154


  5,374,380           3,534,555           8,623,246          5,929,092
 ----------          ----------         -----------         ----------

 $7,595,254          $5,374,380         $12,819,721         $8,623,246
 ==========          ==========         ===========         ==========
 $        0          $        0         $         0         $        0
 ==========          ==========         ===========         ==========

EQUITRUST VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          MANAGED
                                                                         PORTFOLIO
                                                              --------------------------------
                                                               SIX MONTHS
                                                                  ENDED            YEAR ENDED
                                                              JUNE 30, 1998       DECEMBER 31,
                                                               (UNAUDITED)            1997
                                                              -------------       ------------
OPERATIONS
Net investment income.......................................   $ 1,111,682        $ 1,744,902
Net realized gain (loss) from investment transactions.......     1,231,254          1,646,469
Change in unrealized appreciation/depreciation of
  investments...............................................    (2,844,020)           106,045
                                                               -----------        -----------
Net Increase (Decrease) in Net Assets Resulting from
  Operations................................................      (501,084)         3,497,416
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (Note 6)
Net investment income.......................................                       (1,727,782)
Net realized gain from investment transactions..............                       (2,130,931)
Distributions in excess of net realized gain from investment transactions..............................................
                                                               -----------        -----------
                                                                         0         (3,858,713)
CAPITAL SHARE TRANSACTIONS (Note 4).........................    11,145,839         19,287,783
                                                               -----------        -----------
Total Increase in Net Assets................................    10,644,755         18,926,486
NET ASSETS
Beginning of period.........................................    44,948,761         26,022,275
                                                               -----------        -----------
End of period (including undistributed net investment income
  as set forth below).......................................   $55,593,516        $44,948,761
                                                               ===========        ===========
Undistributed Net Investment Income.........................   $ 1,130,633        $    18,951
                                                               ===========        ===========

See accompanying notes.

            MONEY MARKET                                  BLUE CHIP
              PORTFOLIO                                   PORTFOLIO
-------------------------------------       -------------------------------------
 SIX MONTHS                                  SIX MONTHS
    ENDED              YEAR ENDED               ENDED              YEAR ENDED
JUNE 30, 1998         DECEMBER 31,          JUNE 30, 1998         DECEMBER 31,
 (UNAUDITED)              1997               (UNAUDITED)              1997
-------------       -----------------       -------------       -----------------
 $  152,504            $  197,908            $   366,838           $   427,722
                                                 193,979                17,242
                                               5,464,608             4,627,295
 ----------            ----------            -----------           -----------

    152,504               197,908              6,025,425             5,072,259


   (152,504)             (197,908)                                    (426,904)
                                                                       (14,230)

 ----------            ----------            -----------           -----------
   (152,504)             (197,908)                     0              (441,134)
  1,541,283             2,258,256             14,071,681            12,740,683
 ----------            ----------            -----------           -----------
  1,541,283             2,258,256             20,097,106            17,371,808


  6,077,517             3,819,261             31,864,925            14,493,117
 ----------            ----------            -----------           -----------


 $7,618,800            $6,077,517            $51,962,031           $31,864,925
 ==========            ==========            ===========           ===========
 $        0            $        0            $   368,983           $     2,145
 ==========            ==========            ===========           ===========

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JUNE 30, 1998
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
COMMON STOCKS (61.38%)
  APPAREL AND ACCESSORY STORES (1.24%)
  Gymboree Corp.............................................      40,000(1)    $   606,252
  BUSINESS SERVICES (1.60%)
  Olsten Corp...............................................      70,000           783,125
  COMMUNICATIONS (0.74%)
  Andrew Corp...............................................      20,000           361,250
  ELECTRIC, GAS AND SANITARY SERVICES (7.64%)
  Airgas, Inc...............................................      50,000(1)        718,750
  Equitable Resources.......................................      37,100         1,131,550
  Matrix Service Co.........................................     257,600(1)      1,867,600
                                                                               -----------
                                                                                 3,717,900
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.46%)
  CompUSA, Inc..............................................      40,000(1)        722,500
  Diebold, Inc..............................................      38,000         1,097,250
  FSI Int'l, Inc............................................      30,000(1)        290,625
  Park Electrochemical Corp.................................       5,800           122,525
  Rohn, Inc.................................................     172,500           808,594
  Sunbeam Corporation.......................................      10,000           103,750
                                                                               -----------
                                                                                 3,145,244
  HEALTH SERVICES (3.91%)
  Mallinckrodt, Inc.........................................      30,000           890,625
  Medpartners, Inc..........................................      40,000(1)        320,000
  Phycor, Inc...............................................      42,000(1)        695,625
                                                                               -----------
                                                                                 1,906,250
  HEAVY CONSTRUCTION (0.81%)
  Stone & Webster, Inc......................................      10,000           396,250
  HOLDING AND OTHER INVESTMENT OFFICES (0.12%)
  Wintrust Financial Corp...................................       3,000(1)         59,250
  INSTRUMENTS & RELATED PRODUCTS (3.02%)
  Allied Healthcare Products................................     167,400           816,075
  Moore Products Co.........................................       4,000           111,000
  Pall Corp.................................................      16,125           330,563
  Polaroid Corp.............................................       6,000           213,375
                                                                               -----------
                                                                                 1,471,013

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
  INSURANCE CARRIERS (3.88%)
  Amerus Life Holdings, Inc.................................      25,000       $   809,375
  Danielson Holding Corp....................................      71,700(1)        528,788
  MMI Companies, Inc........................................      10,000           231,250
  NAC RE Corp...............................................       6,000           320,250
                                                                               -----------
                                                                                 1,889,663
  METAL MINING (10.90%)
  Barrick Gold Corp.........................................      70,000         1,343,125
  Glamis Gold, Ltd..........................................     204,300           715,050
  Kinross Gold Corp.........................................     234,052(1)        760,669
  Newmont Mining Corp.......................................      50,000         1,181,250
  R & B Falcon Corp.........................................      30,000(1)        678,750
  TVX Gold, Inc.............................................     205,000(1)        627,813
                                                                               -----------
                                                                                 5,306,657
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.58%)
  Parker Drilling Corp......................................      40,000(1)        282,500

  MISCELLANEOUS RETAIL (2.10%)
  Southland Corp............................................     200,000(1)        550,000
  Toys R Us, Inc............................................      20,000(1)        471,250
                                                                               -----------
                                                                                 1,021,250
  NON METAL MINERALS (1.08%)
  De Beers Cons Mines.......................................      30,000           525,000

  OIL AND GAS EXTRACTION (12.23%)
  Cooper Cameron Corp.......................................       8,000           408,000
  Cross Timbers Oil Co......................................      10,000           190,625
  EVI Weatherford, Inc......................................      33,000(1)      1,225,125
  Global Industries, Ltd....................................      40,000           675,000
  Global Marine, Inc........................................      60,000(1)      1,121,250
  Grey Wolf, Inc............................................      90,000(1)        281,250
  Marine Drilling Co........................................      20,000(1)        320,000
  Nabors Industries, Inc....................................      35,000(1)        693,438
  Offshore Logistics........................................      30,000(1)        532,500
  Pride International, Inc..................................      30,000(1)        508,125
                                                                               -----------
                                                                                 5,955,313
  PRINTING AND PUBLISHING (1.04%)
  John H Harland Co.........................................      30,000           508,125

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
  RAILROAD TRANSPORTATION (1.09%)
  Union Pacific Corp........................................      12,000       $   529,500

  REAL ESTATE (0.49%)
  Forest City Enterprises...................................       4,000           236,750

  WATER TRANSPORTATION (0.84%)
  Hvide Marine, Inc.........................................      30,000(1)        406,875

  WHOLESALE TRADE -- DURABLE GOODS (1.54%)
  TBC Corporation...........................................     113,000(1)        748,625

  WHOLESALE TRADE -- NONDURABLE GOODS (0.07%)
  Howell Corp...............................................       2,970            32,299
                                                                               -----------
Total Common Stocks.........................................                    29,889,091

PREFERRED STOCKS (5.55%)

  HOLDING AND OTHER INVESTMENT OFFICES (2.59%)
  General Growth Properties, Inc............................      50,000         1,262,500

  OIL AND GAS EXTRACTION (1.13%)
  Chesapeake Energy Corp....................................      13,000           550,875

  RAILROAD TRANSPORTATION (0.19%)
  Union Pacific Capital Trust...............................       2,000            92,250

  WHOLESALE TRADE -- NONDURABLE GOODS (1.64%)
  Howell Corp...............................................      18,000           798,750
                                                                               -----------
Total Preferred Stocks......................................                     2,704,375
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
CORPORATE BONDS (0.80%)

  OIL AND GAS EXTRACTION (0.80%)
  Nabors Industries, Inc., 5.00%, due 5/15/06...............  $  300,000           387,801

SHORT-TERM INVESTMENTS (32.04%)

  COMMERCIAL PAPER (7.70%)
  American General Finance Co., 5.55%, due 7/23/98..........   2,400,000         2,400,000
  General Electric Capital Corp., 5.56%, due 7/15/98........   1,350,000         1,350,000
                                                                               -----------
                                                                                 3,750,000
  MONEY MARKET MUTUAL FUND (3.65%)
  Provident Treasury Cash Management........................   1,776,396         1,776,396

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT            VALUE
                                                              ----------       -----------
  UNITED STATES GOVERNMENT AGENCIES (20.69%)
  Federal Home Loan Bank, due 7/07/98.......................  $  625,000       $   624,432
  Federal Home Loan Bank, due 7/20/98.......................   2,250,000         2,243,544
  Federal Home Loan Bank, due 7/27/98.......................     750,000           747,044
  Federal Home Loan Bank, due 8/05/98.......................   2,700,000         2,685,688
  Federal Home Loan Bank, due 8/26/98.......................   1,800,000         1,784,850
  Federal National Mortgage Assoc., due 7/30/98.............   1,250,000         1,244,555
  Federal National Mortgage Assoc., due 8/07/98.............     750,000           745,802
                                                                               -----------
                                                                                10,075,915
                                                                               -----------
Total Short-Term Investments................................                    15,602,311
                                                                               -----------
Total Investments (99.77%)..................................                    48,583,578
OTHER ASSETS LESS LIABILITIES (0.23%)
  Cash, receivables and prepaid expense, less liabilities...                       113,912
                                                                               -----------
Total Net Assets (100.00%)..................................                   $48,697,490
                                                                               ===========

(1) Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JUNE 30, 1998
(UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
                                                              ---------   ----------
PREFERRED STOCK (2.69%)
  DEPOSITORY INSTITUTIONS (2.69%)
  New Plan Realty Trust, 3.250%.............................  $  4,000    $  204,250

CORPORATE BONDS (62.46%)
  COMMUNICATIONS (2.40%)
  Comcast Cable Communications, 8.50%, due 5/01/27..........   150,000       182,106
  DEPOSITORY INSTITUTIONS (4.09%)
  Midland America Capital, 12.75%, due 11/15/03.............   155,000       158,856
  J. P. Morgan & Co., 7.25%, due 10/01/10...................   150,000       151,899
                                                                          ----------
                                                                             310,755
  ELECTRIC, GAS AND SANITARY SERVICES (18.97%)
  Narragansett Electric Co., 9.125%, due 5/01/21............   300,000       344,286
  National Co-op Services Corp., 9.48%, due 01/01/12........   350,000       373,037
  New England Power Co., 8.00%, due 8/01/22.................   150,000       167,105
  OPC Scherer, 6.974%, due 6/30/11..........................   400,000       412,252
  Western Penn Power, 7.875%, due 12/01/04..................   140,000       144,453
                                                                          ----------
                                                                           1,441,133
  GENERAL MERCHANDISE STORES (4.43%)
  J.C. Penney & Co., 8.25%, due 8/15/22.....................   300,000       336,450
  HOLDING AND OTHER INVESTMENT OFFICES (11.37%)
  Federal Realty Investment Trust, 8.875%, due 1/15/00......   100,000       104,008
  Glenborough Properties, 7.625%, due 3/15/05...............   250,000       252,202
  Meditrust, 7.60%, due 9/13/05.............................   150,000       153,639
  Washington REIT, 6.898%, due 2/25/08......................   350,000       353,423
                                                                          ----------
                                                                             863,272
  NONDEPOSITORY INSTITUTIONS (6.44%)
  Household Finance Co., 7.30%, due 7/30/12.................   200,000       206,718
  Security Capital Pacific, 7.20%, due 3/01/13..............   275,000       282,114
                                                                          ----------
                                                                             488,832
  PAPER AND ALLIED PRODUCTS (4.01%)
  Union Camp Corp., 8.625%, due 4/15/16.....................   290,000       304,515
  PRINTING AND PUBLISHING (1.48%)
  Valassis Communications, Inc., 9.55%, due 12/01/03........   100,000       112,582
  RAILROAD TRANSPORTATION (1.72%)
  Union Pacific Corp., 8.50%, due 1/15/17...................   125,000       130,424

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                               AMOUNT       VALUE
                                                              ---------   ----------
  SECURITY AND COMMODITY BROKERS (1.33%)
  Lehman Brothers Holding, Inc., 8.875%, due 11/01/98.......  $100,000    $  101,094
  TEXTILE MILL PRODUCTS (3.64%)
  Unifi, 6.50%, due 2/01/08.................................   280,000       276,746
  TRANSPORTATION EQUIPMENT (2.58%)
  Ford Motor Credit Co., 9.50%, due 9/15/11.................   150,000       195,702
                                                                          ----------
Total Corporate Bonds.......................................               4,743,611
MORTGAGE-BACKED SECURITIES (7.40%)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.52%)
  Pool # 50276, 9.50%, due 2/01/20..........................    36,293        39,196
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (6.88%)
  Pool # 1512, 7.50%, due 12/20/23..........................   347,683       355,833
  Pool # 236070, 10.00%, due 10/15/12.......................    83,341        90,634
  Pool # 276337, 10.00%, due 8/15/19........................    69,119        76,419
                                                                          ----------
                                                                             522,886
                                                                          ----------
Total Mortgage-Backed Securities............................                 562,082
UNITED STATES TREASURY OBLIGATION (5.73%)
  U.S. Treasury Note, 7.25%, due 8/15/04....................   400,000       435,488
SHORT-TERM INVESTMENTS (18.66%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Bank, due 8/04/98.......................   450,000       447,682
  Federal National Mortgage Assn., due 7/30/98..............   550,000       547,604
  Federal National Mortgage Assn., due 8/19/98..............   425,000       421,847
                                                                          ----------
Total Short-Term Investments................................               1,417,133
                                                                          ----------
Total Investments (96.94%)..................................               7,362,564
OTHER ASSETS LESS LIABILITIES (3.06%)
  Cash, receivables and prepaid expense less liabilities....                 232,690
                                                                          ----------
Total Net Assets (100.00%)..................................              $7,595,254
                                                                          ==========

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JUNE 30, 1998
(UNAUDITED)

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                              ---------       -----------
PREFERRED STOCK (3.81%)
  DEPOSITORY INSTITUTIONS (3.81%)
  CFB Capital, 2.219%.......................................  $  5,000        $   131,250
  New Plan Realty Trust, 3.250%.............................     7,000            357,438
                                                                              -----------
Total Preferred Stock.......................................                      488,688
CORPORATE BONDS (79.60%)
  AMUSEMENT & RECREATION SERVICES (2.00%)
  AMF Bowling Worldwide, Inc., 10.875%, due 3/15/06.........   240,000            256,800
  APPAREL AND OTHER TEXTILE PRODUCTS (1.66%)
  Dan River, Inc., 10.125%, due 12/15/03....................   200,000            213,000
  AUTO REPAIR SERVICE PARK (.78%)
  Envirotest Systems Corp., 9.625%, due 4/01/03.............   100,000             99,500
  BUSINESS SERVICES (1.22%)
  Borg-Warner Corp., 9.125%, due 5/01/03....................   150,000            156,843
  COMMUNICATIONS (6.25%)
  Comcast Cable Communications, 8.50%, due 5/01/27..........   300,000            364,212
  Savoy Pictures, 7.00%, due 7/01/03........................   450,000            436,500
                                                                              -----------
                                                                                  800,712
  DEPOSITORY INSTITUTIONS (1.95%)
  First Bank NA, 6.25%, due 8/15/05.........................   250,000            250,393
  EATING AND DRINKING PLACES (3.96%)
  Tricon Global Restaurants, Inc., 7.65%, due 5/15/08.......   500,000            507,840
  ELECTRIC, GAS AND SANITARY SERVICES (18.33%)
  Cleveland Electric Illum., 8.375%, due 12/01/11...........   400,000            413,380
  ESI Tractebel, 7.99%, due 12/30/11........................   340,000            338,725
  Narragansett Electric, 9.125%, due 5/01/21................   500,000            573,810
  New England Power Co., 8.00%, due 8/01/22.................   200,000            222,806
  Niagra Mohawk Power, 7.875%, due 4/01/24..................   400,000            422,116
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17.......   350,000            379,043
                                                                              -----------
                                                                                2,349,880
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.99%)
  Advanced Micro Devices, Inc., 11.00%, due 8/01/03.........   240,000            254,700

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                              ---------       -----------
  FOOD STORES (2.21%)
  P & C Food Markets, 11.50%, due 10/15/01..................  $150,000        $   122,625
  Penn Traffic Co., 10.25%, due 2/15/02.....................   200,000            160,000
                                                                              -----------
                                                                                  282,625
  GENERAL MERCHANDISE STORES (2.63%)
  J.C. Penney & Co., 8.25%, due 8/15/22.....................   300,000            336,450
  HEALTH SERVICES (3.94%)
  Tenet Healthcare, 7.625%, due 6/01/08.....................   500,000            505,250
  HOLDING AND OTHER INVESTMENT OFFICES (18.20%)
  Bradley Operating LP, 7.20%, due 1/15/08..................   450,000            457,537
  Federal Realty Investment Trust, 8.875%, due 1/15/00......   600,000            649,024
  Glenborough Properties, 7.625%, due 3/15/05...............   400,000            403,524
  Price Development Company, 7.29%, due 3/11/08.............   450,000            460,382
  Susa Partnership LP, 8.20%, due 6/01/17...................   325,000            362,291
                                                                              -----------
                                                                                2,332,758
  LUMBER & WOOD PRODUCTS (4.89%)
  Georgia Pacific, 9.875%, due 11/01/21.....................   225,000            253,899
  Georgia Pacific, 9.125%, due 7/01/22......................   150,000            165,692
  Pacific Lumber Co., 10.50%, due 3/01/03...................   200,000            207,000
                                                                              -----------
                                                                                  626,591
  MISCELLANEOUS RETAIL (1.70%)
  Eckerd, 9.25%, due 2/15/04................................   205,000            218,225
  NONDEPOSITORY INSTITUTIONS (1.53%)
  Macsaver Financial, 7.40%, due 2/15/02....................   200,000            196,444
  OIL AND GAS EXTRACTION (.77%)
  Dawson Production Services, 9.375%, due 2/01/07...........   100,000             98,750
  PAPER AND ALLIED PRODUCTS (1.68%)
  Container Corp. of America, 9.75%, due 4/01/03............   200,000            215,500
  TRANSPORTATION EQUIPMENT (3.91%)
  Federal Mogul Co., 7.75%, due 7/01/06.....................   500,000            501,750
                                                                              -----------
Total Corporate Bonds.......................................                   10,204,011

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                              ---------       -----------
SHORT-TERM INVESTMENTS (14.35%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Bank, due 7/08/98.......................  $200,000        $   199,790
  Federal Home Loan Mortgage Co., due 7/08/98...............   250,000            249,734
  Federal Home Loan Mortgage Co., due 8/05/98...............   700,000            696,289
  Federal Home Loan Mortgage Co., due 9/01/98...............   500,000            495,324
  Federal National Mortgage Assoc., due 7/30/98.............   200,000            199,129
                                                                              -----------
Total Short-Term Investments................................                    1,840,266
                                                                              -----------
Total Investments (97.76%)..................................                   12,532,965
OTHER ASSETS LESS LIABILITIES (2.24%)
  Cash, receivables and prepaid expense, less liabilities...                      286,756
                                                                              -----------
Total Net Assets (100.00%)..................................                  $12,819,721
                                                                              ===========

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JUNE 30, 1998
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
COMMON STOCKS (15.12%)
  ELECTRIC, GAS AND SANITARY SERVICES (7.92%)
  Citizens Utilities Co., Class B...........................     175,070       $ 1,685,049
  MidAmerican Energy Holdings Co............................      40,000           865,000
  Otter Tail Power Co.......................................      50,000         1,853,125
                                                                               -----------
                                                                                 4,403,174
  FORESTRY (2.49%)
  Weyerhaeuser Co...........................................      30,000         1,385,625
  HOLDING AND OTHER INVESTMENT OFFICES (2.31%)
  General Growth Properties, Inc............................      34,375         1,284,766
  INSTRUMENTS AND RELATED PRODUCTS (2.40%)
  Pall Corp.................................................      65,000         1,332,500
                                                                               -----------
Total Common Stocks.........................................                     8,406,065
OPTION (0.01%)
  Security Capital Group....................................       1,133(1)            390
PREFERRED STOCKS (25.62%)
  DEPOSITORY INSTITUTIONS (6.26%)
  CFB Capital, 2.219%.......................................      57,500         1,509,375
  Harris Preferred Capital, 1.844%..........................      20,000           500,000
  Taylor Capital Group, Inc., 2.25%.........................      58,000         1,468,125
                                                                               -----------
                                                                                 3,477,500
  ELECTRIC, GAS AND SANITARY SERVICES (2.24%)
  Equitable Resources, 1.837%...............................      50,000         1,243,750
  HOLDING AND OTHER INVESTMENT OFFICES (3.34%)
  General Growth Properties, Inc............................      50,000         1,262,500
  Prologis Trust, 7%, Series B..............................      19,000           596,125
                                                                               -----------
                                                                                 1,858,625
  INSURANCE CARRIERS (1.62%)
  Equitable of Iowa Capital.................................      34,147           900,627
  MISCELLANEOUS MANUFACTURING INDUSTRY (2.45%)
  Cyprus Amax Minerals Co...................................      30,000         1,361,250
  NONDEPOSITORY INSTITUTIONS (1.54%)
  Hvide Capital Trust.......................................      20,000           857,500

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
  OIL AND GAS EXTRACTION (6.96%)
  Chesapeake Energy Corp....................................      26,000       $ 1,101,750
  Chieftain International...................................      11,000           335,500
  EVI, Inc..................................................      40,000         1,640,000
  El Paso Energy Capital Trust I, 4.75%.....................      15,000           795,000
                                                                               -----------
                                                                                 3,872,250
  RAILROAD TRANSPORTATION (0.33%)
  Union Pacific Capital Trust...............................       4,000           184,500
  WHOLESALE TRADE - NONDURABLE GOODS (0.88%)
  Howell Corp...............................................      11,000           488,125
                                                                               -----------
Total Preferred Stocks......................................                    14,244,127
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
CORPORATE BONDS (33.17%)
  DEPOSITORY INSTITUTIONS (0.20%)
  Midland America Capital Corp., 12.75%, due 11/15/03.......  $  110,000           112,737
  ELECTRIC, GAS AND SANITARY SERVICES (0.16%)
  National Co-op Services Corp., (Arkansas Electric),
     9.48%, due 1/01/12.....................................      85,000            90,595
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (3.67%)
  California Microwave, Inc., Convertible Sub. Deb.,
     5.25%, due 12/15/03....................................   1,000,000           881,250
  Sunbeam Corp., due 3/25/18................................   5,000,000         1,158,700
                                                                               -----------
                                                                                 2,039,950
  HEALTH SERVICES (4.97%)
  Dura Pharmaceuticals, 3.50%, due 7/15/02..................   2,000,000         1,696,500
  Quantum Healthcare Resources, 4.75%, due 10/01/00.........   1,125,000         1,065,938
                                                                               -----------
                                                                                 2,762,438
  INSURANCE CARRIERS (2.06%)
  NAC Re Corp., 5.25%, due 12/15/02.........................   1,000,000         1,147,540
  METAL MINING (2.07%)
  Teck Corp., 3.75%, due 7/15/06............................   1,500,000         1,151,250
  MISCELLANEOUS MANUFACTURING INDUSTRIES (4.00%)
  Halter Marine Group, Inc., 4.50%, due 9/15/04.............     625,000           504,375
  Parker Drilling Corp., 5.50%, due 8/01/04.................     200,000         1,722,500
                                                                               -----------
                                                                                 2,226,875

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                              PRINCIPAL
                                                                AMOUNT            VALUE
                                                              ----------       -----------
  NONDEPOSITORY INSTITUTIONS (2.50%)
  Consumer Portfolio Services, Inc., 3.50%, due 1/27/04.....  $1,400,000       $ 1,389,500
  OIL AND GAS EXTRACTION (11.74%)
  Diamond Offshore Drilling, 3.75%, due 2/15/07.............   1,700,000         1,977,474
  Nabors Industries, Inc., 5.00%, due 5/15/06...............   1,700,000         2,197,539
  Offshore Logistics, 6.00%, due 12/15/03...................   1,500,000         1,570,320
  Pride International, Inc., 6.25%, due 2/15/06.............     540,000           781,790
                                                                               -----------
                                                                                 6,527,123
  PETROLEUM AND COAL PRODUCTS (1.78%)
  Trizec Hahn Corp., 3.25%, due 12/10/18....................   1,400,000           992,908
                                                                               -----------
Total Corporate Bonds.......................................                    18,440,916
SHORT-TERM INVESTMENTS (25.31%)
  COMMERCIAL PAPER (7.02%)
  American General Finance Corp., 5.56%, due 7/16/98........   2,225,000         2,225,000
  General Electric Capital Corp., 5.61%, due 7/15/98........   1,675,000         1,675,000
                                                                               -----------
                                                                                 3,900,000
  MONEY MARKET MUTUAL FUND (2.66%)
  Provident Treasury Cash Management........................   1,475,305         1,475,305
  UNITED STATES GOVERNMENT AGENCIES (15.63%)
  Federal Farm Credit Bank, due 7/27/98.....................   2,100,000         2,091,758
  Federal Home Loan Bank, due 7/08/98.......................   2,000,000         1,997,899
  Federal National Mortgage Assoc., due 8/28/98.............   2,100,000         2,081,706
  Federal National Mortgage Assoc., due 9/10/98.............   2,550,000         2,522,693
                                                                               -----------
                                                                                 8,694,056
                                                                               -----------
Total Short-Term Investments................................                    14,069,361
                                                                               -----------
Total Investments (99.22%)..................................                    55,160,859
OTHER ASSETS LESS LIABILITIES (0.78%)
  Cash, receivables and prepaid expense, less liabilities...                       432,657
                                                                               -----------
Total Net Assets (100.00%)..................................                   $55,593,516
                                                                               ===========

(1) Non-income producing securities.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JUNE 30, 1998
(UNAUDITED)

                                                          ANNUALIZED
                                                           YIELD ON
                                                           PURCHASE       PRINCIPAL
                                                             DATE          AMOUNT          VALUE
                                                          ----------      ---------      ----------
SHORT-TERM INVESTMENTS (92.71%)
  COMMERCIAL PAPER (22.18%)
     NONDEPOSITORY INSTITUTIONS
     American General Finance Co., 5.59%, due 9/03/98...    5.592%        $300,000       $  300,000
     Ford Motor Credit Corp., 5.56%, due 8/25/98........    5.562          340,000          340,000
     General Electric Capital Corp., 5.56%, due
       8/14/98..........................................    5.564          275,000          275,000
     IBM Credit Corp., 5.53%, due 8/06/98...............    5.533          275,000          275,000
     John Deere Capital Corp., 5.54%, due 8/03/98.......    5.541          275,000          275,000
     Norwest Financial, Inc., 5.57%, due 7/29/98........    5.569          225,000          225,000
                                                                                         ----------
Total Commercial Paper..................................                                  1,690,000
  UNITED STATES GOVERNMENT AGENCIES (70.53%)
     Federal Farm Credit Bank, due 7/21/98..............    5.526          300,000          299,094
     Federal Farm Credit Bank, due 7/24/98..............    5.517          250,000          249,134
     Federal Home Loan Bank, due 8/20/98................    5.545          243,000          241,168
     Federal Home Loan Mortgage Corp., due 7/06/98......    5.524          300,000          299,773
     Federal Home Loan Mortgage Corp., due 7/10/98......    5.530          325,000          324,557
     Federal Home Loan Mortgage Corp., due 7/14/98......    5.562          300,000          299,407
     Federal Home Loan Mortgage Corp., due 8/10/98......    5.559          350,000          347,881
     Federal Home Loan Mortgage Corp., due 8/18/98......    5.536          325,000          322,651
     Federal Home Loan Mortgage Corp., due 8/27/98......    5.519          400,000          396,582
     Federal Home Loan Mortgage Corp., due 9/01/98......    5.558          400,000          396,259
     Federal Home Loan Mortgage Corp., due 9/08/98......    5.554          275,000          272,143
     Federal Home Loan Mortgage Corp., due 9/10/98......    5.569          300,000          296,785
     Federal National Mortgage Assoc., due 7/01/98......    5.831          225,000          225,000
     Federal National Mortgage Assoc., due 7/13/98......    5.522          358,000          357,351
     Federal National Mortgage Assoc., due 7/16/98......    5.491          550,000          548,762
     Federal National Mortgage Assoc., due 8/12/98......    5.512          500,000          496,849
                                                                                         ----------
Total United States Government Agencies.................                                  5,373,396
                                                                                         ----------
Total Short-Term Investments............................                                  7,063,396
OTHER ASSETS LESS LIABILITIES (7.29%)
  Cash, receivables and prepaid expense, less
     liabilities........................................                                    555,404
                                                                                         ----------
Total Net Assets (100.00%)..............................                                 $7,618,800
                                                                                         ==========

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JUNE 30, 1998
(UNAUDITED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
COMMON STOCKS (87.46%)
  CHEMICALS AND ALLIED PRODUCTS (15.69%)
  Bristol-Myers Squibb Co...................................      11,278       $ 1,296,265
  DuPont (EI) de Nemours & Co...............................      14,250         1,063,406
  Eastman Chemical..........................................      11,243           699,877
  Johnson & Johnson.........................................      13,829         1,019,889
  Merck & Co., Inc..........................................       9,082         1,214,718
  Praxair, Inc..............................................      17,727           829,845
  Procter & Gamble Co.......................................      12,513         1,139,465
  Union Carbide Corp........................................      16,658           889,121
                                                                               -----------
                                                                                 8,152,586
  COMMUNICATIONS (5.13%)
  American Telephone & Telegraph Corp.......................      14,270           815,174
  Bell Atlantic Corp........................................      19,172           874,722
  CBS Corp..................................................      30,693           974,503
                                                                               -----------
                                                                                 2,664,399
  DEPOSITORY INSTITUTIONS (1.61%)
  J. P. Morgan & Co.........................................       7,143           836,624
  EATING AND DRINKING PLACES (2.07%)
  McDonald's Corp...........................................      15,593         1,075,917
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (5.37%)
  General Electric Co.......................................      14,125         1,285,375
  Lucent Technologies, Inc..................................      14,603         1,214,787
  Raytheon Co...............................................       5,032           289,969
                                                                               -----------
                                                                                 2,790,131
  FOOD AND KINDRED PRODUCTS (5.70%)
  Coca-Cola Co. (The).......................................      14,763         1,262,237
  PepsiCo, Inc..............................................      22,229           915,557
  Philip Morris Companies, Inc..............................      19,888           783,090
                                                                               -----------
                                                                                 2,960,884
  GENERAL MERCHANDISE STORES (5.48%)
  Sears, Roebuck & Co.......................................      14,090           860,371
  Venator Group, Inc........................................      33,561           641,854
  Wal-Mart Stores, Inc......................................      22,135         1,344,701
                                                                               -----------
                                                                                 2,846,926

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.90%)
  Caterpillar, Inc..........................................      17,941       $   948,630
  International Business Machines Corp......................       9,383         1,077,286
                                                                               -----------
                                                                                 2,025,916
  INSTRUMENTS AND RELATED PRODUCTS (1.47%)
  Eastman Kodak Co..........................................      10,488           766,280
  INSURANCE CARRIERS (4.56%)
  Allstate Corp.............................................      10,941         1,001,785
  American International Group, Inc.........................       9,367         1,367,582
                                                                               -----------
                                                                                 2,369,367
  MOTION PICTURES (1.93%)
  Disney (Walt) Co..........................................       9,537         1,001,981
  PAPER AND ALLIED PRODUCTS (2.73%)
  International Paper Co....................................      15,876           682,668
  Minnesota Mining & Manufacturing Co.......................       8,939           734,674
                                                                               -----------
                                                                                 1,417,342
  PETROLEUM AND COAL PRODUCTS (9.89%)
  Amoco Corp................................................      17,541           730,144
  Chevron Corp..............................................      10,463           869,083
  Exxon Corp................................................      13,743           980,048
  Mobil Corp................................................      11,162           855,288
  Texaco, Inc...............................................      14,118           842,668
  USX Corp. -- Marathon Group...............................      25,093           861,004
                                                                               -----------
                                                                                 5,138,235
  PRIMARY METAL INDUSTRIES (2.85%)
  Aluminum Company of America...............................      11,094           731,511
  Bethlehem Steel Corp......................................      60,226(1)        749,061
                                                                               -----------
                                                                                 1,480,572
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (1.86%)
  Goodyear Tire & Rubber Co.................................      14,987           965,725
  SECURITY AND COMMODITY BROKERS (8.29%)
  American Express Co.......................................      11,757         1,340,298
  Lehman Brothers Holding, Inc..............................      18,063         1,401,011
  Morgan Stanley, Dean Witter, Discover & Co................      17,172         1,569,092
                                                                               -----------
                                                                                 4,310,401

EQUITRUST VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                SHARES
                                                                 HELD             VALUE
                                                              ----------       -----------
  TRANSPORTATION EQUIPMENT (8.93%)
  Allied-Signal, Inc........................................      22,544       $ 1,000,390
  Boeing Co. (The)..........................................      15,984           712,287
  Ford Motor Co.............................................      18,920         1,116,280
  General Motors Corp.......................................      11,970           799,746
  United Technologies Corp..................................      10,958         1,013,615
                                                                               -----------
                                                                                 4,642,318
                                                                               -----------
Total Common Stocks.........................................                    45,445,604
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
SHORT-TERM INVESTMENTS (11.77%)
  MONEY MARKET MUTUAL FUND (.19%)
  Provident Treasury Cash Management........................  $  100,045           100,045
  UNITED STATES GOVERNMENT AGENCIES (11.58%)
  Federal Home Loan Bank, due 7/06/98.......................     225,000           224,830
  Federal Home Loan Mortgage Co., due 7/06/98...............     200,000           199,849
  Federal Home Loan Mortgage Co., due 7/10/98...............     950,000           948,712
  Federal Home Loan Mortgage Co., due 7/14/98...............     700,000           698,616
  Federal National Mortgage Assn., due 7/06/98..............   3,700,000         3,697,194
  Federal National Mortgage Assn., due 7/30/98..............     250,000           248,911
                                                                               -----------
                                                                                 6,018,112
                                                                               -----------
Total Short-Term Investments................................                     6,118,157
                                                                               -----------
Total Investments (99.23%)..................................                    51,563,761
OTHER ASSETS LESS LIABILITIES (0.77%)
  Cash, receivables and prepaid expense, less liabilities...                       398,270
                                                                               -----------
Total Net Assets (100.00%)..................................                   $51,962,031
                                                                               ===========

(1) Non-income producing securities.

See accompanying notes.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

     EquiTrust Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. Effective May 1, 1998, FBL Variable Insurance Series Fund was renamed EquiTrust Variable Insurance Series Fund. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see Note 3).

     All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below.

     The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

     The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities, so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

     The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

     Dividends and distributions to shareholders are recorded on the record date.

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. FEDERAL INCOME TAXES

     No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

     At June 30, 1998 the High Grade Bond Portfolio had a net capital loss carryforward of approximately $9,000, which will expire from 2002 through 2005.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Value Growth Portfolio -- 0.45%; High Grade Bond Portfolio -- 0.30%; High Yield Bond Portfolio -- 0.45%; Managed Portfolio -- 0.45%; Money Market Portfolio -- 0.25% , and Blue Chip Portfolio -- 0.20%, and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

     The Fund has entered into an agreement with EquiTrust Investment whereby EquiTrust Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

     EquiTrust Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the current period, EquiTrust Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.65% for the period January 1, 1998, through June 30, 1998. For the period ended June 30, 1998, the fund's expenses did not exceed the reimbursement threshold, and accordingly, no expenses were reimbursed by EquiTrust Investment.

     Certain officers and trustees of the Fund are also officers of EquiTrust Investment and its indirect parent, Farm Bureau Life Insurance Company. At June 30, 1998, all of the shares of each

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED) portfolio are owned by Farm Bureau Life Insurance Company, Farm Bureau Life Variable Account and Farm Bureau Life Annuity Account.

4. CAPITAL SHARE TRANSACTIONS

     The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of June 30, 1998, consisted of:

                                                                        PORTFOLIO
                                   ------------------------------------------------------------------------------------
                                      VALUE       HIGH GRADE    HIGH YIELD                      MONEY          BLUE
                                     GROWTH          BOND          BOND          MANAGED        MARKET         CHIP
                                   -----------    ----------    -----------    -----------    ----------    -----------
Paid-in capital................    $51,305,334    $7,345,002    $12,408,800    $54,567,152    $7,618,800    $37,764,248
Accumulated undistributed net
  investment income............        373,331                                   1,130,633                      368,983
Accumulated undistributed net
  realized gain (loss) from
  investment transactions......      2,481,739       (9,256)         34,867      1,242,864                      197,417
Net unrealized appreciation
  (depreciation) of
  investments..................     (5,462,914)     259,508         376,054     (1,347,133)                  13,631,383
                                   -----------    ----------    -----------    -----------    ----------    -----------
Net Assets.....................    $48,697,490    $7,595,254    $12,819,721    $55,593,516    $7,618,800    $51,962,031
                                   ===========    ==========    ===========    ===========    ==========    ===========

     Transactions in shares of beneficial interest for each portfolio were as follows:

                                                          SHARES ISSUED IN
                                                          REINVESTMENT OF
                                                           DIVIDENDS AND
                                   SHARES SOLD             DISTRIBUTIONS           SHARES REDEEMED             NET INCREASE
                             ------------------------   --------------------   ------------------------   -----------------------
         PORTFOLIO             SHARES       AMOUNT      SHARES      AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
         ---------           ----------   -----------   -------   ----------   ----------   -----------   ---------   -----------
Period ended June 30, 1998:
Value Growth...............     700,970   $ 8,974,105         0   $        0       51,787   $   671,338     649,183   $ 8,302,767
High Grade Bond............     206,747     2,090,469    20,431      206,451       11,488       116,183     215,690     2,180,737
High Yield Bond............     393,004     4,010,056    35,800      365,901       26,221       267,997     402,583     4,107,960
Managed....................     921,296    11,789,671         0            0       50,015       643,832     871,281    11,145,839
Money Market...............  16,029,460    16,029,460   107,899      107,899   14,596,076    14,596,076   1,541,283     1,541,283
Blue Chip..................     415,129    14,349,170         0            0        7,969       277,489     407,160    14,071,681
Year ended December 31,
 1997:
Value Growth...............   1,168,439   $15,889,865   341,131   $4,308,483      124,474   $ 1,674,996   1,385,096   $18,523,352
High Grade Bond............     184,783     1,833,550    29,647      293,404       42,480       419,164     171,950     1,707,790
High Yield Bond............     332,510     3,281,504    53,490      588,602      139,590     1,396,686     246,410     2,473,420
Managed....................   1,303,761    17,145,342   307,712    3,858,714      129,178     1,716,273   1,482,295    19,287,783
Money Market...............  22,643,257    22,643,257   110,337      110,337   20,495,338    20,495,338   2,258,256     2,258,256
Blue Chip..................     501,000    14,545,654    14,235      441,134       74,838     2,246,105     440,397    12,740,683

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT TRANSACTIONS

     For the period ended June 30, 1998, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

                    PORTFOLIO                          PURCHASES        SALES
                    ---------                         -----------    -----------
Value Growth......................................    $50,109,909    $51,548,443
High Grade Bond...................................      2,795,973      1,516,886
High Yield Bond...................................      5,046,041      4,185,885
Managed...........................................     26,194,967     15,503,807
Blue Chip.........................................     11,813,268      4,977,673

     At June 30, 1998, net unrealized appreciation of investments by portfolio was composed of the following:

                                                                        NET UNREALIZED
                                              GROSS UNREALIZED           APPRECIATION
                                        ----------------------------    (DEPRECIATION)
             PORTFOLIO                  APPRECIATION    DEPRECIATION    OF INVESTMENTS
             ---------                  ------------    ------------    --------------
Value Growth........................    $   250,249     $(5,713,163)     $(5,462,914)
High Grade Bond.....................        266,089          (6,581)         259,508
High Yield Bond.....................        449,259         (73,205)         376,054
Managed.............................      1,382,724      (2,729,857)      (1,347,133)
Blue Chip...........................     13,700,371         (68,988)      13,631,383

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

                                                                PORTFOLIO
                                                        --------------------------
                                                         HIGH      HIGH
                                                        GRADE     YIELD     MONEY
                    PAYABLE DATE                         BOND      BOND     MARKET
                    ------------                        ------    ------    ------
January 30, 1998....................................    $.0541    $.0620    $.0044
February 27, 1998...................................     .0592     .0648     .0039
March 31, 1998......................................     .0547     .0602     .0043
April 30, 1998......................................     .0530     .0586     .0041
May 29, 1998........................................     .0610     .0581     .0040
June 30, 1998.......................................     .0620     .0596     .0044
                                                        ------    ------    ------
Total dividends per share...........................    $.3440    $.3633    $.0251
                                                        ======    ======    ======

7. YEAR 2000 PROBLEM

     Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by EquiTrust Investment and

EQUITRUST VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. YEAR 2000 PROBLEM (CONTINUED)
other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." EquiTrust Investment is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                 (This page has been left blank intentionally.)

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS
PERIOD ENDED JUNE 30, 1998 (UNAUDITED) AND
YEARS ENDED DECEMBER 31, 1997, 1996, 1995, 1994 AND 1993

                                                                            VALUE GROWTH
                                                                              PORTFOLIO
                                              -------------------------------------------------------------------------
                                               1998          1997         1996         1995         1994         1993
                                              -------       -------      -------      -------      -------      -------
Net asset value, beginning of period........  $ 12.58       $ 13.13      $ 12.31      $ 10.39      $ 11.52      $ 10.05
  Income From Investment Operations
    Net investment income...................     0.09          0.28         0.35         0.55         0.48         0.63
    Net gains or losses on securities (both
      realized and unrealized)..............    (0.81)         0.55         1.82         2.13        (0.99)        2.10
                                              -------       -------      -------      -------      -------      -------
  Total from investment operations..........    (0.72)         0.83         2.17         2.68        (0.51)        2.73
                                              -------       -------      -------      -------      -------      -------
  Less Distributions
    Dividends (from net investment income)..                  (0.28)       (0.30)       (0.50)       (0.36)       (0.57)
    Distributions (from capital gains)......                  (0.95)       (1.05)       (0.26)       (0.11)       (0.69)
    Distributions in excess of net realized
      gains.................................                  (0.15)                                 (0.15)
                                              -------       -------      -------      -------      -------      -------
  Total distributions.......................     0.00         (1.38)       (1.35)       (0.76)       (0.62)       (1.26)
                                              -------       -------      -------      -------      -------      -------
Net asset value, end of period..............  $ 11.86       $ 12.58      $ 13.13      $ 12.31      $ 10.39      $ 11.52
                                              =======       =======      =======      =======      =======      =======
Total Return:
  Total investment return based on net asset
    value (1)...............................    -4.37%(3)      6.30%       17.65%       25.87%       -4.43%       27.20%
Ratios/Supplemental Data:
  Net assets, end of period (000's
    omitted)................................  $48,697       $43,466      $27,188      $16,295      $10,603      $ 4,730
  Ratio of net expenses to average net
    assets..................................     0.54%(3)      0.55%        0.55%        0.55%        0.55%        0.55%
  Ratio of net income to average net
    assets..................................     1.54%(3)      2.43%        2.68%        4.78%        4.35%        5.41%
  Portfolio turnover rate...................      103%(3)       118%          72%          98%          78%          81%
  Average commission rate per share (2).....  $0.0483       $0.0512      $0.0536

Information assuming no voluntary
  reimbursement or waiver by EquiTrust
  Investment of excess operating expenses
  (see Note 3):
    Per share net investment income.........                $  0.27      $  0.33      $  0.53      $  0.46      $  0.59
    Ratio of expenses to average net
      assets................................                   0.58%        0.69%        0.72%        0.77%        0.89%
    Amount reimbursed.......................                $14,093      $29,686      $22,306      $16,706      $13,353

---------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2) Average commission rate per share disclosure is not required for fiscal years prior to December 31, 1996.

(3) Computed on an annualized basis.

See accompanying notes.

                             HIGH                                                       HIGH
                          GRADE BOND                                                 YIELD BOND
                          PORTFOLIO                                                   PORTFOLIO
    ------------------------------------------------------   -----------------------------------------------------------
     1998        1997     1996     1995     1994     1993     1998         1997     1996      1995      1994      1993
    ------      ------   ------   ------   ------   ------   -------      ------   -------   -------   -------   -------
    $10.11      $ 9.83   $ 9.98   $ 9.44   $10.23   $10.14   $ 10.21      $ 9.91   $  9.69   $  9.32   $ 10.44   $  9.92
      0.34        0.69     0.72     0.77     0.76     0.77      0.36        0.79      0.84      0.87      0.91      0.95
      0.05        0.28    (0.15)    0.54    (0.79)    0.09      0.07        0.36      0.33      0.49     (1.01)     0.58
    ------      ------   ------   ------   ------   ------   -------      ------   -------   -------   -------   -------
      0.39        0.97     0.57     1.31    (0.03)    0.86      0.43        1.15      1.17      1.36     (0.10)     1.53
    ------      ------   ------   ------   ------   ------   -------      ------   -------   -------   -------   -------
     (0.34)      (0.69)   (0.72)   (0.77)   (0.76)   (0.77)    (0.36)      (0.79)    (0.84)    (0.87)    (0.91)    (0.95)
                                                                           (0.06)    (0.11)    (0.12)    (0.11)    (0.06)
    ------      ------   ------   ------   ------   ------   -------      ------   -------   -------   -------   -------
     (0.34)      (0.69)   (0.72)   (0.77)   (0.76)   (0.77)    (0.36)      (0.85)    (0.95)    (0.99)    (1.02)    (1.01)
    ------      ------   ------   ------   ------   ------   -------      ------   -------   -------   -------   -------
    $10.16      $10.11   $ 9.83   $ 9.98   $ 9.44   $10.23   $ 10.28      $10.21   $  9.91   $  9.69   $  9.32   $ 10.44
    ======      ======   ======   ======   ======   ======   =======      ======   =======   =======   =======   =======
     10.71%(3)   10.24%    5.94%   14.26%   -0.26%    8.74%    11.33%(3)   12.07%    12.65%    15.15%    -1.01%    15.05%
    $7,595      $5,374   $3,535   $3,208   $2,452   $2,349   $12,820      $8,623   $ 5,929   $ 4,810   $ 4,172   $ 4,536
      0.51%(3)    0.52%    0.55%    0.55%    0.55%    0.55%     0.60%(3)    0.57%     0.55%     0.55%     0.55%     0.55%
      6.60%(3)    6.94%    7.22%    7.81%    7.76%    7.58%     7.09%(3)    7.74%     8.47%     8.96%     9.17%     9.25%
        32%(3)      31%      32%      14%      15%      38%       21%(3)      35%       30%       32%       10%       58%

                $ 0.68   $ 0.70   $ 0.74   $ 0.73   $ 0.76                $ 0.78   $  0.81   $  0.84   $  0.88   $  0.92
                  0.57%    0.80%    0.84%    0.80%    0.72%                 0.65%     0.87%     0.88%     0.84%     0.85%
                $2,294   $8,233   $8,255   $6,207   $5,343                $5,819   $17,094   $15,105   $12,667   $12,872

EQUITRUST VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         MANAGED PORTFOLIO
                                              ------------------------------------------------------------------------
                                               1998         1997         1996         1995         1994         1993
                                              -------      -------      -------      -------      -------      -------
Net asset value, beginning of period......    $ 12.55      $ 12.40      $ 11.71      $  9.93      $ 11.33      $ 10.06
  Income From Investment Operations
    Net investment income.................       0.25         0.53         0.60         0.65         0.66         0.72
    Net gains or losses on securities
      (both realized and unrealized)......      (0.31)        0.79         1.44         1.90        (1.22)        1.57
                                              -------      -------      -------      -------      -------      -------
  Total from investment operations........      (0.06)        1.32         2.04         2.55        (0.56)        2.29
                                              -------      -------      -------      -------      -------      -------
  Less Distributions
    Dividends (from net investment
      income).............................                   (0.52)       (0.50)       (0.59)       (0.54)       (0.63)
    Distributions (from capital gains)....                   (0.65)       (0.85)       (0.18)       (0.23)       (0.39)
    Distributions in excess of net
      realized gains......................                                                          (0.07)
                                              -------      -------      -------      -------      -------      -------
  Total distributions.....................       0.00        (1.17)       (1.35)       (0.77)       (0.84)       (1.02)
                                              -------      -------      -------      -------      -------      -------
Net asset value, end of period............    $ 12.49      $ 12.55      $ 12.40      $ 11.71      $  9.93      $ 11.33
                                              =======      =======      =======      =======      =======      =======
Total Return:
  Total investment return based on net
    asset value (1).......................       4.66%(3)    10.67%       17.39%       25.69%       -4.96%       22.71%
Ratios/Supplemental Data:
  Net assets, end of period (000's
    omitted)..............................    $55,594      $44,949      $26,022      $14,487      $ 9,758      $ 4,951
  Ratio of net expenses to average net
    assets................................       0.53%(3)     0.54%        0.55%        0.55%        0.55%        0.55%
  Ratio of net income to average net
    assets................................       4.40%(3)     4.94%        4.73%        5.80%        6.23%        6.23%
  Portfolio turnover rate.................         64%(3)       52%          82%          48%          59%          59%
  Average commission rate per share (2)...    $0.0536      $0.0557      $0.0534

Information assuming no voluntary
  reimbursement or waiver by EquiTrust
  Investment of excess operating expenses
  (see Note 3):
  Per share net investment income.........                 $  0.52      $  0.57      $  0.62      $  0.63      $  0.67
  Ratio of expenses to average net
    assets................................                    0.60%        0.75%        0.77%        0.80%        0.91%
  Amount reimbursed.......................                 $17,771      $38,874      $26,008      $19,147      $15,076

              MONEY MARKET PORTFOLIO                                   BLUE CHIP PORTFOLIO
---------------------------------------------------   ------------------------------------------------------
 1998     1997     1996     1995     1994     1993     1998      1997      1996      1995     1994     1993
------   ------   ------   ------   ------   ------   -------   -------   -------   ------   ------   ------
$ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 31.01   $ 24.68   $ 20.70   $15.82   $15.67   $13.96
  0.02     0.05     0.05     0.05     0.04     0.03      0.26      0.42      0.45     0.39     0.34     0.29
                                                         4.94      6.34      3.99     4.80     0.07     1.72
------   ------   ------   ------   ------   ------   -------   -------   -------   ------   ------   ------
  0.02     0.05     0.05     0.05     0.04     0.03      5.20      6.76      4.44     5.19     0.41     2.01
------   ------   ------   ------   ------   ------   -------   -------   -------   ------   ------   ------
 (0.02)   (0.05)   (0.05)   (0.05)   (0.04)   (0.03)              (0.42)    (0.34)   (0.31)   (0.26)   (0.30)
                                                                  (0.01)    (0.12)
------   ------   ------   ------   ------   ------   -------   -------   -------   ------   ------   ------
 (0.02)   (0.05)   (0.05)   (0.05)   (0.04)   (0.03)     0.00     (0.43)    (0.46)   (0.31)   (0.26)   (0.30)
------   ------   ------   ------   ------   ------   -------   -------   -------   ------   ------   ------
$ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 36.21   $ 31.01   $ 24.68   $20.70   $15.82   $15.67
======   ======   ======   ======   ======   ======   =======   =======   =======   ======   ======   ======
  5.19%(3)   5.07%   4.90%   5.47%    3.68%    2.68%    23.42%(3)   27.41%   21.43%  32.81%    2.65%   14.36%
$7,619   $6,078   $3,819   $3,159   $2,658   $2,300   $51,962   $31,865   $14,493   $6,665   $3,262   $1,654
  0.45%(3)   0.48%   0.55%   0.55%    0.55%    0.55%     0.32%(3)    0.33%    0.48%   0.55%    0.55%    0.55%
  4.72%(3)   4.65%   4.58%   5.27%    3.63%    2.65%     1.70%(3)    1.83%    1.92%   2.07%    2.19%    1.92%
     0%(3)      0%      0%      0%       0%       0%        1%(3)       3%       2%      1%       0%       0%
                                                      $0.0503   $0.0353   $0.0825
         $ 0.05   $ 0.04   $ 0.05   $ 0.04   $ 0.02                                 $ 0.38   $ 0.30   $ 0.24
           0.55%    0.82%    0.90%    0.82%    0.79%                                  0.59%    0.81%    0.89%
         $2,912   $9,569   $9,816   $7,157   $5,838                                 $1,952   $6,360   $5,495